Financial instruments - Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Bilibili Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 54,162	¥ 205,177
KADOKAWA Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	9,161	6,110
Toei Animation Co., Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	8,371	8,851	¥ 3,411
Safie Inc.[member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	7,122
ClearView Wealth Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	6,987	4,228	¥ 1,472
Devolver Digital, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	5,773
Chicken Soup for the Soul Entertainment, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 5,521	¥ 4,717